Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
	2012	2011

Balance, beginning of the period	$67,500	$-
Fair value of embedded conversion feature of convertible promissory notes	-	167,500
Change in fair value of derivative liability	(67,500)	(100,000)
Balance, end of the period	$-	$67,500